UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 01/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Aerospace & Defense — 1.9%
Alliant Techsystems, Inc.	61,400	$3,517,606
Curtiss-Wright Corp.	56,500	1,744,155
Spirit AeroSystems Holdings, Inc., Class A (a)	201,400	3,147,882
		8,409,643
Airlines — 0.8%
Delta Air Lines, Inc. (a)	347,000	3,341,610
Auto Components — 0.7%
Lear Corp.	49,000	2,087,400
TRW Automotive Holdings Corp. (a)	23,175	1,077,869
		3,165,269
Automobiles — 0.4%
Thor Industries, Inc.	48,000	1,825,440
Biotechnology — 0.7%
United Therapeutics Corp. (a)(b)	67,287	3,072,997
Building Products — 0.1%
Masco Corp.	35,200	531,168
Capital Markets — 0.5%
Jefferies Group, Inc.	141,600	2,016,384
Chemicals — 3.3%
Albemarle Corp.	64,800	3,571,128
Cytec Industries, Inc.	47,200	3,248,304
Georgia Gulf Corp.	47,500	1,681,025
Huntsman Corp.	92,800	1,395,712
Rockwood Holdings, Inc.	91,600	4,204,440
		14,100,609
Commercial Banks — 4.9%
Associated Banc-Corp.	170,700	2,200,323
BancorpSouth, Inc.	137,800	1,949,870
Cullen/Frost Bankers, Inc.	38,800	2,145,640
East-West Bancorp, Inc.	56,000	1,192,240
FirstMerit Corp.	185,100	2,565,486
Hancock Holding Co.	73,700	2,328,183
Synovus Financial Corp.	1,163,300	2,850,085
Trustmark Corp.	89,500	2,100,565
Webster Financial Corp.	170,600	3,753,200
		21,085,592
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. (a)	427,900	3,097,996
Communications Equipment — 0.7%
Polycom, Inc. (a)(b)	281,100	2,816,622
Computers & Peripherals — 1.7%
Diebold, Inc.	94,900	2,823,275
NCR Corp. (a)	207,225	4,409,748
		7,233,023
Construction & Engineering — 1.2%
Jacobs Engineering Group, Inc. (a)	50,800	1,960,372

	Shares	Value
Common Stocks

Construction & Engineering (concluded)
KBR, Inc.	108,500	$3,022,810
		4,983,182
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	20,800	1,712,048
Consumer Finance — 0.5%
Discover Financial Services	54,500	2,234,500
Containers & Packaging — 2.6%
Owens-Illinois, Inc. (a)	164,700	3,210,003
Packaging Corp. of America	125,300	4,419,331
Rock-Tenn Co., Class A	47,100	3,447,249
		11,076,583
Diversified Consumer Services — 0.4%
Regis Corp.	109,885	1,830,684
Electric Utilities — 2.7%
Hawaiian Electric Industries, Inc.	69,600	1,801,248
NV Energy, Inc.	315,800	6,003,358
PNM Resources, Inc.	167,500	3,711,800
		11,516,406
Electrical Equipment — 0.6%
AMETEK, Inc.	67,950	2,415,623
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc. (a)(b)	84,400	2,973,412
Avnet, Inc. (a)	77,100	2,208,915
Ingram Micro, Inc., Class A (a)	175,881	2,673,391
		7,855,718
Energy Equipment & Services — 1.8%
Dresser-Rand Group, Inc. (a)	42,000	2,164,260
McDermott International, Inc. (a)	182,600	1,955,646
Patterson-UTI Energy, Inc.	145,300	2,350,954
Superior Energy Services, Inc. (a)	72,400	1,471,892
		7,942,752
Food Products — 2.2%
Ingredion, Inc.	39,700	2,439,962
The J.M. Smucker Co.	23,800	2,038,232
Smithfield Foods, Inc. (a)	176,500	3,612,955
Tyson Foods, Inc., Class A	89,500	1,504,495
		9,595,644
Gas Utilities — 1.3%
UGI Corp.	168,200	5,431,178
Health Care Equipment & Supplies — 2.3%
Alere, Inc. (a)	186,852	3,587,558
CareFusion Corp. (a)	244,700	6,499,232
		10,086,790
Health Care Providers & Services — 6.9%
Brookdale Senior Living, Inc. (a)	139,092	3,263,098
Omnicare, Inc.	227,248	7,846,874
Owens & Minor, Inc.	204,286	5,816,022
Tenet Healthcare Corp. (a)(b)	292,737	6,908,593

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Health Care Providers & Services (concluded)
Universal Health Services, Inc., Class B	141,653	$5,863,018
		29,697,605
Hotels, Restaurants & Leisure — 0.8%
Wyndham Worldwide Corp.	67,200	3,386,880
Household Durables — 3.3%
Jarden Corp. (a)	61,100	3,042,780
Lennar Corp., Class A	104,400	3,911,868
Newell Rubbermaid, Inc.	160,800	3,318,912
NVR, Inc. (a)	4,443	4,015,317
		14,288,877
Household Products — 1.0%
The Clorox Co.	19,200	1,388,160
Energizer Holdings, Inc.	42,700	3,115,819
		4,503,979
Insurance — 7.6%
Alleghany Corp. (a)(b)	11,032	3,834,723
American Financial Group, Inc.	69,500	2,696,600
Arthur J. Gallagher & Co.	62,500	2,215,000
Everest Re Group Ltd.	47,000	5,219,350
Fidelity National Financial, Inc., Class A	211,100	4,519,651
HCC Insurance Holdings, Inc.	120,200	4,283,928
Kemper Corp.	128,600	3,986,600
Protective Life Corp.	94,135	2,569,886
W.R. Berkley Corp.	88,400	3,437,876
		32,763,614
Internet Software & Services — 0.0%
Monster Worldwide, Inc. (a)(b)	24,800	154,256
IT Services — 1.3%
Acxiom Corp. (a)	123,234	2,249,021
Amdocs Ltd.	77,700	2,569,539
Convergys Corp.	40,900	687,529
		5,506,089
Leisure Equipment & Products — 1.0%
Mattel, Inc.	120,400	4,428,312
Machinery — 5.7%
AGCO Corp. (a)	77,600	3,531,576
Dover Corp.	66,600	3,877,452
IDEX Corp.	67,300	2,862,269
Kennametal, Inc.	45,400	1,608,068
Navistar International Corp. (a)(b)	59,600	1,117,500
Parker Hannifin Corp.	44,500	3,500,370
SPX Corp.	58,200	3,991,938
Timken Co.	100,500	3,968,745
		24,457,918
Metals & Mining — 1.0%
Carpenter Technology Corp.	54,700	2,658,967

	Shares	Value
Common Stocks

Metals & Mining (concluded)
Cliffs Natural Resources, Inc.	42,000	$1,523,340
		4,182,307
Multi-Utilities — 1.6%
Alliant Energy Corp.	9,922	443,513
MDU Resources Group, Inc.	160,800	3,494,184
OGE Energy Corp.	49,300	2,838,694
		6,776,391
Multiline Retail — 0.6%
Dollar Tree, Inc. (a)	41,200	1,642,644
J.C. Penney Co., Inc.	48,100	1,154,881
		2,797,525
Oil, Gas & Consumable Fuels — 8.3%
Africa Oil Corp. (a)	528,227	5,246,570
Arch Coal, Inc.	205,400	1,634,984
Bill Barrett Corp. (a)	79,300	1,816,763
Cabot Oil & Gas Corp.	79,100	3,716,118
Energen Corp.	40,600	1,893,990
HollyFrontier Corp.	93,854	3,625,580
Oasis Petroleum, Inc. (a)(b)	165,456	4,859,443
SM Energy Co.	113,900	6,141,488
Ultra Petroleum Corp. (a)(b)	106,700	2,433,827
Whiting Petroleum Corp. (a)	108,200	4,546,564
		35,915,327
Paper & Forest Products — 0.5%
MeadWestvaco Corp.	72,700	2,158,463
Pharmaceuticals — 2.0%
Endo Health Solutions, Inc. (a)	116,985	3,352,790
Hospira, Inc. (a)(b)	175,461	5,384,898
		8,737,688
Professional Services — 0.4%
Manpower, Inc.	46,800	1,775,592
Real Estate Investment Trusts (REITs) — 3.8%
BioMed Realty Trust, Inc. (b)	147,532	2,820,812
CommonWealth REIT	133,929	1,836,166
Corporate Office Properties Trust (b)	165,900	4,139,205
DuPont Fabros Technology, Inc. (b)	258,794	5,553,719
Omega Healthcare Investors, Inc.	93,487	2,144,592
		16,494,494
Real Estate Management & Development — 2.0%
CBRE Group, Inc., Class A (a)	117,387	2,115,314
Forest City Enterprises, Inc., Class A (a)	417,544	6,701,581
		8,816,895
Road & Rail — 0.7%
Con-way, Inc.	101,700	2,960,487
Semiconductors & Semiconductor Equipment — 2.2%
Atmel Corp. (a)	228,100	1,064,087

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Semiconductors & Semiconductor Equipment (concluded)
Fairchild Semiconductor International, Inc. (a)	238,100	$2,800,056
Microchip Technology, Inc.	27,200	852,720
ON Semiconductor Corp. (a)	485,200	2,983,980
RF Micro Devices, Inc. (a)	373,900	1,648,899
		9,349,742
Software — 4.5%
Check Point Software Technologies Ltd. (a)	74,500	3,317,485
Compuware Corp. (a)	460,300	3,986,198
Electronic Arts, Inc. (a)(b)	245,200	3,028,220
Parametric Technology Corp. (a)	134,700	2,718,246
Synopsys, Inc. (a)	88,700	2,856,140
Take-Two Interactive Software, Inc. (a)(b)	320,200	3,570,230
		19,476,519
Specialty Retail — 5.0%
Abercrombie & Fitch Co., Class A	46,727	1,428,912
American Eagle Outfitters, Inc.	128,363	2,678,936
Ascena Retail Group, Inc. (a)	148,000	2,930,400
Chico’s FAS, Inc.	219,400	4,080,840
Dick’s Sporting Goods, Inc.	47,700	2,385,000
Foot Locker, Inc.	62,757	2,102,359
Guess?, Inc.	82,800	2,051,784
Limited Brands, Inc.	62,600	2,997,914
Signet Jewelers Ltd.	18,200	942,032
		21,598,177
Textiles, Apparel & Luxury Goods — 2.8%
Hanesbrands, Inc. (a)	139,400	4,665,718
PVH Corp.	42,300	4,652,577
The Warnaco Group, Inc. (a)	15,100	1,065,758
Wolverine World Wide, Inc.	43,278	1,812,050
		12,196,103
Thrifts & Mortgage Finance — 2.5%
First Niagara Financial Group, Inc.	300,700	2,489,796
New York Community Bancorp, Inc.	419,100	5,808,726
Washington Federal, Inc.	154,900	2,599,222
		10,897,744
Total Long-Term Investments (Cost – $376,001,498) – 99.7%		430,698,445

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)(d)	505,566	505,566

	Beneficial Interest (000)	Value
Short-Term Securities

BlackRock Liquidity Series LLC, Money Market Series, 0.31% (c)(d)(e)	$42,328	$42,327,802
Total Short-Term Securities (Cost – $42,833,368) – 9.9%		42,833,368
Total Investments (Cost - $418,834,866*) – 109.6%		473,531,813
Liabilities in Excess of Other Assets – (9.6)%		(41,283,502)
Net Assets – 100.0%		$432,248,311

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$422,989,598
Gross unrealized appreciation	$77,565,943
Gross unrealized depreciation	(27,023,728)
Net unrealized appreciation	$50,542,215

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at January 31, 2012	Net Activity	Shares/ Beneficial Interest Held at October 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	505,566	505,566	$7,927
BlackRock Liquidity Series, LLC Money Market Series	$47,654,480	$(5,326,678)	$42,327,802	$50,519

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2012	3

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$430,698,445	—	—	$430,698,445
Short-Term Securities	505,566	$42,327,802	—	42,833,368
Total	$431,204,011	$42,327,802	—	$473,531,813

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$465	—	—	$465
Liabilities:
Collateral on securities loaned at value	—	$(42,327,802)	—	(42,327,802)
Total	$465	$(42,327,802)	—	$(42,327,337)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 21, 2012